Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Loans Payable [Line Items]
Loans Payable
7.	Loans Payable

As of September 30, 2021 and December 31, 2020, the Company had outstanding the following loans payable:

	September 30,		December 31,
	2021		2020
Promissory note issued to the Mark Munro 1996 Charitable Remainder UniTrust, 5.5% interest, unsecured, due February 27, 2022	$2,292,971	*	$2,292,971
Promissory note issued to Cornerstone National Bank & Trust, 4.5% interest, unsecured, matures on October 9, 2024	318,147		358,343
Bank of America auto loan, matures on March 31, 2025	45,871		52,051
CARES Act Loans	2,160,000		250,800
Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand	217,400		-
Ailco equipment financing	-		15,056
Total	$5,034,389		$2,969,221
Less: Long-term portion of loans payable	(2,453,920)		(2,886,796)
Loans payable, current portion, net of debt discount	$2,580,469		$82,425

*	During the nine months ended September 30, 2021, this note was assigned to the Mark Munro 1996 Charitable Remainder UniTrust by Jeffrey Gardner and James Marsh.

Promissory note issued to Jeffrey Gardner and James Marsh, 5.5% interest, matures February 27, 2022

On February 17, 2019, the Company issued a promissory note to Jeffrey Gardner and James Marsh with an original principal amount of $4,000,000. The note accrues interest at a rate of 5.5% per annum and the maturity date is February 27, 2022.

On January 1, 2021, this note was assigned by Jeffrey Gardner and James Marsh to the Mark Munro 1996 Charitable Remainder UniTrust.

During the nine months ended September 30, 2021, the Company did not make any cash payments for principal. During the year ended December 31, 2020, the Company made cash payments for principal of $321,487.

As of September 30, 2021, the Company owed $2,292,971 pursuant to this agreement.

Auto loan with Bank of America, 4.7% interest, matures December 23, 2025

On September 23, 2019, the Company entered into an auto loan with Bank of America. The total amount financed was $66,855, with a finance charge of $10,406 related to the annual percentage rate of 4.7%. The total of the payments due under the note at issuance was $77,261. The Company is to make 75 monthly payments of $1,030.15. The first payment was due on October 23, 2019, and the final payment is due on December 23, 2025.

During the nine months ended September 30, 2021, the Company made cash payments of $6,181. During the year ended December 31, 2020, the Company made cash payments of $12,362.

As of September 30, 2021, the Company owed $45,871 pursuant to this auto loan.

Promissory note issued to Cornerstone National Bank & Trust, 4.5% interest, matures October 9, 2024

On October 21, 2019, the Company issued a promissory note to Cornerstone National Bank & Trust with an original principal amount of $420,000. The note bears interest at a rate of 4.5% per annum and the maturity date is October 9, 2024. The Company is to make monthly payments of principal and interest of $5,851, with a final balloon payment of $139,033 due on October 9, 2024.

During the nine months ended September 30, 2021, the Company made cash payments for principal of $40,809. During the year ended December 31, 2020, the Company made cash payments for principal of $52,509.

As of September 30, 2021, the Company owed $318,147 pursuant to this agreement.

Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed Spectrum’s promissory note issued to InterCloud Systems, Inc. The note was originally issued on February 27, 2018 in the principal amount of $500,000. As of June 15, 2021, $217,400 remained outstanding. The note is non-interest bearing and is due on demand.

As of September 30, 2021, the Company owed $217,400 pursuant to this agreement.

CARES Act Loans

On April 8, 2020 and March 31, 2021, High Wire received $873,400 and $873,465, respectively. On April 14, 2020, JTM received $250,800. On June 15, 2021, in connection with the merger transaction described in Note 3, Reverse Merger, the Company assumed CARES Act Loans totaling $2,160,000 that were originally received by ADEX. Collectively, these amounts are the “PPP Funds.”

These loan agreements were pursuant to the CARES Act. The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to 2.5 times their average monthly payroll costs. The amount borrowed under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), rent, mortgage interest, and utility costs. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Funds will be deferred for six months and will accrue interest at a fixed annual rate of 1.0% and carry a two year maturity date. There is no prepayment penalty on the CARES Act Loan.

On November 4, 2020, High Wire received approval for forgiveness of its $873,400 CARES Act Loan.

On March 30, 2021, JTM received approval for forgiveness of its $250,800 CARES Act Loan. As a result, the Company recorded a gain on PPP loan forgiveness to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2021.

On August 6, 2021, High Wire received approval for forgiveness of its $873,465 CARES Act Loan. As a result, the Company recorded a gain on PPP loan forgiveness to the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2021.

As of September 30, 2021 and December 31, 2020, the aggregate balance of these loans was $2,160,000 and $250,800, respectively, and is included in loans payable on the unaudited condensed consolidated balance sheets.

Spectrum Global Solutions, Inc. [Member]
Loans Payable [Line Items]
Loans Payable
7.	Loans Payable

As of December 31, 2020 and 2019, the Company had outstanding the following loans payable:

	December 31,	December 31,
	2020	2019
Promissory note issued to J. Thacker, non-interest bearing, unsecured and due on demand	$41,361	$41,361
Promissory note issued to S. Kahn, non-interest bearing, unsecured and due on demand	7,760	7,760
Promissory note issued to 0738856 BC ltd non-interest bearing, unsecured and due on demand	2,636	2,636
Promissory note issued to 0738856 BC Ltd, non-interest bearing, unsecured and due on demand	15,000	15,000
Promissory note issued to Bluekey Energy, non-interest bearing, unsecured and due on demand	7,500	7,500
Subscription amount due to T. Warkentin non-interest bearing, unsecured and due on demand	50,000	50,000
Promissory note issued to Old Main Capital LLC, 10% interest, unsecured and due on demand	12,000	12,000
Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand*	217,400	217,400
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures April 16, 2021, net of debt discount of $1,072 and $31,365	18,334	94,928
Future receivables financing agreement with Cedar Advance Funding, non-interest bearing, matures April 27, 2021, net of debt discount of $37,807	160,390	-
CARES Act Loans	2,920,125	-
Future receivables financing agreement with RDM Capital Funding, non-interest bearing, matures July 24, 2020, net of debt discount of $79,087	-	237,319
Loan with Heritage Bank of Commerce, interest rate of prime plus 2%, secured by all assets of the Company, matures October 20, 2020, net of debt discount of $149,180	-	2,973,458
Future receivables financing agreement with C6 Capital, non-interest bearing, matures April 15, 2020, net of debt discount of $20,272	-	136,424
Total	$3,452,506	$3,795,786
Less: Long-term portion of loans payable	(2,920,125)	-
Loans payable, current portion, net of debt discount	$532,381	$3,795,786

*	During May 2019, as a result of shares of common stock issued to InterCloud as a result of conversions of convertible debentures, the Company determined that InterCloud was a related party. As of December 31, 2020, due to additional shares issued by the Company, the Company determined that InterCloud was no longer a related party. The effective date of the reclassification was January 1, 2019.

Promissory note issued to J. Thacker, non-interest bearing, unsecured and due on demand

The Company owed $41,361 ($53,300 Canadian dollars) to a non-related party as of December 31, 2020 and 2019. This promissory note is non-interest bearing, unsecured, and due on demand.

Promissory note issued to S. Kahn, non-interest bearing, unsecured and due on demand

The Company owed $7,760 ($10,000 Canadian dollars) to a non-related party as of December 31, 2020 and 2019. This promissory note is non-interest bearing, unsecured, and due on demand.

Promissory note issued to 0738856 BC ltd non-interest bearing, unsecured and due on demand

The Company owed $2,636 ($3,400 Canadian dollars) to a non-related party as of December 31, 2020 and 2019. This promissory note is non-interest bearing, unsecured, and due on demand.

Promissory note issued to 0738856 BC Ltd, non-interest bearing, unsecured and due on demand

The Company owed $15,000 to a non-related party as of December 31, 2020 and 2019. This promissory note is non-interest bearing, unsecured, and due on demand.

Promissory note issued to Bluekey Energy, non-interest bearing, unsecured and due on demand

The Company owed $7,500 to a non-related party as of December 31, 2020 and 2019. This promissory note is non-interest bearing, unsecured, and due on demand.

Subscription amount due to T. Warkentin non-interest bearing, unsecured and due on demand

In March 2012, the Company received $50,000 for the subscription of 167 shares of the Company’s common stock. During the year ended May 31, 2013, the Company and the subscriber agreed that the shares would not be issued and that the subscription would be returned. The subscription has been reclassified as a non-interest bearing demand loan until the funds are refunded to the subscriber. The Company owed $50,000 as of December 31, 2020 and 2019.

Promissory note issued to Old Main Capital LLC, 10% interest, unsecured and due on demand

On April 12, 2017, received $12,000 pursuant to a promissory note. The note issued is unsecured, due on demand and bears interest at a rate of 10% per annum. The Company owed $12,000 as of December 31, 2020 and 2019.

Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand

In connection with the acquisition of ADEX from InterCloud, $500,000 of the purchase price was retained by the Company to satisfy any outstanding liabilities of ADEX incurred prior to the closing date.

During the year ended December 31, 2019, the Company repaid $57,600 of this amount.

As of December 31, 2020, principal of $217,400 remains outstanding.

Loan with Heritage Bank of Commerce, interest rate of prime plus 2%, secured by all assets of the Company, matures October 20, 2020

On October 10, 2018, the Company’s wholly-owned subsidiary, ADEX (the “Borrower”), entered into a Loan and Security Agreement (the “Loan and Security Agreement”) with Heritage Bank of Commerce (the “Lender”). Under the Loan and Security Agreement, the Borrower may borrow an aggregate outstanding amount not to exceed the lesser of up to (i) $5,000,000 or (ii) the Borrowing Base (as defined in the Loan and Security Agreement) through one or more advances through October 10, 2020 (the “Maturity Date”), subject to the Lender’s satisfactory annual review of the Borrower which is currently ongoing. On the Maturity Date, all advances must be repaid. The Lender may, in its sole discretion and upon the Borrower’s request, make advances to the Borrower after the Maturity Date subject to the terms and conditions under the Loan and Security Agreement. Part of the proceeds of the initial credit extension of the Loan and Security Agreement were used to pay off borrowings owed to Prestige Capital Corporation described in Note 8, Convertible Debentures.

Interest is payable under the Loan and Security Agreement at a per annum rate equal to the Prime Rate (as defined in the Loan and Security Agreement) plus 2%. The Borrower’s obligations under the Loan and Security Agreement are secured by all assets of the Company. In addition, the Company issued a warrant (the “Warrant”) to the Lender to purchase an amount of shares of the Company’s common stock equal to $150,000 divided by the Warrant Price (as defined in the Warrant) at a price per share equal to 125% of the prior day’s closing price.

The Loan and Security Agreement provides that upon the occurrence of an event of default, among other things, all outstanding amounts under the Loan and Security Agreement or any portion thereof becomes immediately due and payable. Events of default under the Loan and Security Agreement include, among other items, the Borrower’s failure to comply with certain affirmative and negative covenants relating to the Company, its securities and its financial condition.

In connection with the financing, on October 10, 2018, the Company also issued a warrant to purchase 380 shares of the Company’s common stock at $375.00 per share for three years. The fair value of the warrants of $87,410 and $190,000 of debt issuance costs resulted in a discount to the note payable of $277,410. At December 31, 2018, the Company owed $3,483,015 pursuant to this agreement and will record accretion equal to the debt discount of $257,194 over the remaining term of the note.

During the year ended December 31, 2019, the Company received an aggregate of $26,772,037 and repaid an aggregate of $27,132,642, for a net repaid amount of $360,605. At December 31, 2019, the Company owed $3,122,638 pursuant to this agreement and was to record accretion equal to the debt discount of $149,180 over the remaining term of the note.

During the year ended December 31, 2020, the Company received an aggregate of $6,167,328 and repaid an aggregate of $3,142,796.

On February 11, 2020, pursuant to an assignment and consent agreement, Heritage sold, transferred and assigned to Bay View Funding all of Heritage’s right, title, and interest in the loan and security agreement (refer to Note 9, Factor Financing, for additional detail). As a result of the assignment, the Company recorded a loss on settlement of debt of $149,180 related to the remaining accretion of debt discount in the consolidated statement of operations for the year ended December 31, 2020.

Loan with Libertas Funding LLC

On January 4, 2019, the Company, together with its subsidiaries, (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Libertas Funding LLC, a Connecticut limited liability company (“Libertas”). Under the Financing Agreement, the Financing Parties sold to Libertas future receivables in an aggregate amount equal to $1,460,000 for a purchase price of $1,000,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Libertas $31,602 each week based upon an anticipated 20% of its future receivables until such time as $1,460,000 had been paid, a period Libertas and the Financing Parties estimated to be approximately eleven months. In the event that the Financing Agreement was paid off earlier than eleven months, there was to be a discount to the sum owed. The Financing Agreement also contained customary affirmative and negative covenants, representations and warranties, and default and termination provisions. The Company used the proceeds of the Financing Agreement for the acquisition of TNS.

On February 1, 2019, the Company fully repaid the Financing Agreement. As a result, the amount owed at December 31, 2019 was $0.

Loan with WaveTech Global, Inc., matured April 28, 2019

On February 4, 2019, the Company entered into a share purchase agreement with WaveTech Global. This agreement included a promissory note in the principal amount of $1,325,895, which matured on April 28, 2019. On July 9, 2019, the share purchase agreement was terminated. As a result, the Company placed the amount due to WaveTech Global into escrow using cash received from the WaveTech GmbH share purchase agreement (refer to Note 15, Commitments and Contingencies for additional detail). In connection with the WaveTech GmbH transaction dated November 14, 2019, the escrow amount was returned to the Company.

Loan with C6 Capital

On August 16, 2019, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with C6 Capital. Under the Financing Agreement, the Financing Parties sold to C6 Capital future receivables in an aggregate amount equal to $337,500 for a purchase price of $250,000. The Company received cash of $242,500 and recorded a debt discount of $95,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay C6 Capital $10,045 each week based upon an anticipated 20% of its future receivables until such time as $337,500 had been paid, a period C6 Capital and the Financing Parties estimated to be approximately eight months. In the event that the Financing Agreement was paid off earlier than eight months, there was to be a discount to the sum owed. The Financing Agreement also contained customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2019, the Company paid $180,804 of the original balance under the agreement. During the year ended December 31, 2020, the Company paid $156,696 of the original balance under the agreement. As a result, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $1,490 to the consolidated statement of operations for the year ended December 31, 2020.

Loan with Pawn Funding

On December 10, 2019, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Pawn Funding. Under the Financing Agreement, the Financing Parties sold to Pawn Funding future receivables in an aggregate amount equal to $135,000 for a purchase price of $100,000. The Company received cash of $97,000 and recorded a debt discount of $38,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $4,219 each week based upon an anticipated 15% of its future receivables until such time as $135,000 has been paid, a period Pawn Funding and the Financing Parties estimate to be approximately eight months. In the event that the Financing Agreement is paid off earlier than eight months, there is to be a discount to the sum owed. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

On April 10, 2020, the weekly payment amount was reduced from $4,219 to $1,266. The final payment is now estimated to be due on April 16, 2021.

On July 14, 2020, in connection with the reduction of the weekly payment amount, the Company issued to Pawn Funding a warrant to purchase up to 200,000 shares of the Company’s common stock at an exercise price of $0.18 per share. The warrant expires on July 1, 2021.

During the year ended December 31, 2019, the Company paid $8,437 of the original balance under the agreement. During the year ended December 31, 2020, the Company paid $107,156 of the original balance under the agreement.

At December 31, 2020, the Company owed $19,407 pursuant to this agreement and will record accretion equal to the debt discount of $1,072 over the remaining term of the note.

Loan with RDM Capital Funding

On December 10, 2019, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with RDM Capital Funding. Under the Financing Agreement, the Financing Parties sold to RDM Capital Funding future receivables in an aggregate amount equal to $337,500 for a purchase price of $250,000. The Company received cash of $242,500 and recorded a debt discount of $95,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay RDM Capital Funding $10,574 each week based upon an anticipated 3% of its future receivables until such time as $337,500 had been paid, a period RDM Capital Funding and the Financing Parties estimated to be approximately eight months. In the event that the Financing Agreement was paid off earlier than eight months, there was to be a discount to the sum owed. The Financing Agreement also contained customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2019, the Company paid $21,094 of the original balance under the agreement.

During the year ended December 31, 2020, the Company repaid the balance in full. Total cash payments during this period were $253,754, with a discount of $62,652 due to the Company paying the note off in under eight months from issuance. As a result of these payments, the amount owed at December 31, 2020 was $0. The Company recorded a gain on settlement of debt of $34,503 to the consolidated statement of operations for the year ended December 31, 2020.

Loan with C6 Capital

On August 16, 2019, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with C6 Capital. Under the Financing Agreement, the Financing Parties sold to C6 Capital future receivables in an aggregate amount equal to $337,500 for a purchase price of $250,000. The Company received cash of $242,500 and recorded a debt discount of $95,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay C6 Capital $10,045 each week based upon an anticipated 20% of its future receivables until such time as $337,500 had been paid, a period C6 Capital and the Financing Parties estimated to be approximately eight months. In the event that the Financing Agreement was paid off earlier than eight months, there was to be a discount to the sum owed. The Financing Agreement also contained customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2019, the Company paid $180,804 of the original balance under the agreement. During the year ended December 31, 2020, the Company paid $156,696 of the original balance under the agreement. As a result, the amount owed at December 31, 2020 was $0. The Company recorded a loss on settlement of debt of $1,490 to the consolidated statement of operations for the year ended December 31, 2020.

Loan with Cedar Advance LLC

On September 29, 2020, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Cedar Advance LLC. Under the Financing Agreement, the Financing Parties sold to Cedar Advance future receivables in an aggregate amount equal to $349,750 for a purchase price of $250,000. The Company received cash of $242,500 and recorded a debt discount of $107,250.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $11,658 each week based upon an anticipated 25% of its future receivables until such time as $349,750 has been paid, a period Cedar Advance and the Financing Parties estimate to be approximately seven months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2020, the Company paid $151,558 of the original balance under the agreement.

At December 31, 2020, the Company owed $198,192 pursuant to this agreement and will record accretion equal to the debt discount of $37,801 over the remaining term of the note.

During the period of January 1, 2021 through March 26, 2021, the Company repaid the outstanding principal of the note (refer to Note 19, Subsequent Events, for additional detail).

CARES Act Loans

On April 27, 2020 and October 14, 2020, the Company’s ADEX subsidiary received $2,692,125 and $150,000 respectively (the “PPP Funds”). On May 12, 2020, the Company’s AWS PR subsidiary received $78,000 in PPP Funds. ADEX entered into loan agreements with Heritage Bank of Commerce and AWS PR entered into a loan agreement with Banco Popular de Puerto Rico.

Additionally, on April 21, 2020 and May 14, 2020, the Company’s former AWS and TNS subsidiaries received $682,400 and $108,658, respectively, in PPP Funds. AWS entered into a loan agreement with Iberia Bank and TNS entered into a loan agreement with TCF National Bank. In connection with the sales of these subsidiaries discussed in Note 3, Disposals of Subsidiaries, these CARES Act Loans were assumed by the purchasers.

These loan agreements were pursuant to the CARES Act. The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to 2.5 times their average monthly payroll costs. The amount borrowed under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), rent, mortgage interest, and utility costs. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Funds (the “PPP Loan”) will be deferred for six months and will accrue interest at a fixed annual rate of 1.0% and carry a two year maturity date. There is no prepayment penalty on the CARES Act Loan.

As of December 31, 2020, the aggregate balance of these loans is $2,920,125 and is included in loans payable on the consolidated balance sheets.

As of the date of this report, ADEX and AWS PR have applied to have their CARES Act Loans forgiven and are awaiting a decision from the SBA.